Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	$ 5,819	$ 5,804	$ 5,661
Revenue from external customers	5,819	5,804	5,661
Adjusted EBITDA	2,749	2,469	2,111
Capital expenditures	719	677	809
Operating intangible assets additions	65	98
Additions to property, plant and equipment	654	579
Depreciation	(961)	(916)	(978)
Amortization	(319)	(319)	(360)
Share of profit in joint ventures	102	54	42
Other operating income (expenses), net	68	54	10
Interest and other financial expenses	(702)	(716)	(712)
Interest and other financial income	28	46	28
Sale of Lati Operations	741	0	0
Other non-operating (expenses) income, net	(43)	(119)	36
Profit (loss) from other joint ventures and associates, net	1	0	(3)
Profit (loss) before taxes from continuing operations	1,665	552	175
Service revenue
Disclosure of operating segments [line items]
Total revenue	5,451	5,417	5,250
Revenue from external customers	5,451	5,417	5,250
Telephone and equipment
Disclosure of operating segments [line items]
Total revenue	367	387	411
Operating segments
Disclosure of operating segments [line items]
Total revenue	6,467	6,442	6,292
Inter-segment revenue	37	29	28
Revenue from external customers	6,430	6,413	6,264
Adjusted EBITDA	3,159	2,972	2,609
Capital expenditures	789	766	883
Depreciation	(961)	(916)	(978)
Amortization	(319)	(319)	(360)
Share of profit in joint ventures	102	54	42
Other operating income (expenses), net	68	54	10
Interest and other financial expenses	(702)	(716)	(712)
Interest and other financial income	28	46	28
Sale of Lati Operations	741	0	0
Other non-operating (expenses) income, net	(43)	(119)	36
Profit (loss) from other joint ventures and associates, net	1	0	(3)
Honduras as joint venture	(320)	(302)	(272)
Unallocated expenses and other reconciling items	(90)	(202)	(225)
Profit (loss) before taxes from continuing operations	1,665	552	175
Operating segments | Service revenue
Disclosure of operating segments [line items]
Total revenue	6,068	6,022	5,842
Operating segments | Telephone and equipment
Disclosure of operating segments [line items]
Total revenue	398	420	450
Operating segments | Reportable segments | Guatemala
Disclosure of operating segments [line items]
Total revenue	1,671	1,603	1,564
Inter-segment revenue	9	9	8
Revenue from external customers	1,662	1,594	1,556
Adjusted EBITDA	928	867	807
Capital expenditures	137	175	183
Operating segments | Reportable segments | Colombia
Disclosure of operating segments [line items]
Total revenue	1,450	1,380	1,313
Inter-segment revenue	2	2	3
Revenue from external customers	1,449	1,379	1,311
Adjusted EBITDA	604	525	420
Capital expenditures	209	144	161
Operating segments | Reportable segments | Panama
Disclosure of operating segments [line items]
Total revenue	725	756	719
Inter-segment revenue	2	2	2
Revenue from external customers	723	753	717
Adjusted EBITDA	371	354	296
Capital expenditures	90	96	100
Operating segments | Reportable segments | Honduras
Disclosure of operating segments [line items]
Total revenue	621	617	612
Inter-segment revenue	5	4	5
Revenue from external customers	616	613	607
Adjusted EBITDA	320	302	272
Capital expenditures	76	75	103
Operating segments | Reportable segments | Paraguay
Disclosure of operating segments [line items]
Total revenue	578	559	568
Inter-segment revenue	5	4	3
Revenue from external customers	573	555	565
Adjusted EBITDA	297	267	236
Capital expenditures	65	72	97
Operating segments | Reportable segments | Bolivia
Disclosure of operating segments [line items]
Total revenue	356	613	613
Inter-segment revenue	7	1	0
Revenue from external customers	349	613	613
Adjusted EBITDA	174	266	224
Capital expenditures	47	73	92
Operating segments | Reportable segments | Service revenue | Guatemala
Disclosure of operating segments [line items]
Total revenue	1,448	1,391	1,339
Operating segments | Reportable segments | Service revenue | Colombia
Disclosure of operating segments [line items]
Total revenue	1,426	1,342	1,268
Operating segments | Reportable segments | Service revenue | Panama
Disclosure of operating segments [line items]
Total revenue	693	700	669
Operating segments | Reportable segments | Service revenue | Honduras
Disclosure of operating segments [line items]
Total revenue	590	584	572
Operating segments | Reportable segments | Service revenue | Paraguay
Disclosure of operating segments [line items]
Total revenue	559	540	544
Operating segments | Reportable segments | Service revenue | Bolivia
Disclosure of operating segments [line items]
Total revenue	353	607	601
Operating segments | Reportable segments | Telephone and equipment | Guatemala
Disclosure of operating segments [line items]
Total revenue	222	212	225
Operating segments | Reportable segments | Telephone and equipment | Colombia
Disclosure of operating segments [line items]
Total revenue	24	39	45
Operating segments | Reportable segments | Telephone and equipment | Panama
Disclosure of operating segments [line items]
Total revenue	32	56	50
Operating segments | Reportable segments | Telephone and equipment | Honduras
Disclosure of operating segments [line items]
Total revenue	31	34	39
Operating segments | Reportable segments | Telephone and equipment | Paraguay
Disclosure of operating segments [line items]
Total revenue	19	18	24
Operating segments | Reportable segments | Telephone and equipment | Bolivia
Disclosure of operating segments [line items]
Total revenue	3	6	11
Operating segments | Other segments
Disclosure of operating segments [line items]
Total revenue	1,066	914	902
Inter-segment revenue	7	8	7
Revenue from external customers	1,059	906	895
Adjusted EBITDA	466	391	352
Capital expenditures	166	132	148
Operating segments | Other segments | Service revenue
Disclosure of operating segments [line items]
Total revenue	999	858	847
Operating segments | Other segments | Telephone and equipment
Disclosure of operating segments [line items]
Total revenue	67	56	55
Inter-segment and other eliminations
Disclosure of operating segments [line items]
Total revenue	(648)	(638)	(631)
Adjusted EBITDA	(410)	(504)	(498)
Capital expenditures	(70)	(89)	(73)
Inter-segment and other eliminations | Service revenue
Disclosure of operating segments [line items]
Total revenue	(617)	(605)	(591)
Inter-segment and other eliminations | Telephone and equipment
Disclosure of operating segments [line items]
Total revenue	$ (31)	$ (34)	$ (39)